Series D Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	May 06, 2020	Apr. 30, 2020	Mar. 23, 2020	Dec. 31, 2021	Oct. 01, 2021	Sep. 08, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Shares Issued				96,000			9,355,778
Notes receivable				$ 1,859			$ 0
Exercise Price of Warrants					$ 6.00	$ 9.50
Warrant blocker, ownership not to exceed			5.00%
Preferred Stock, Shares Outstanding				96,000			9,355,778
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Redemption Price Per Share	$ 0.65
Convertible Preferred Stock, Terms of Conversion	Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.
Preferred Stock, Shares Issued		1,694,000
Notes receivable		$ 1,100
Exercise Price of Warrants		$ 0.92
Warrants and Rights Outstanding, Term		5 years
Warrant blocker, ownership not to exceed		5.00%
Convertible Preferred Stock, Shares Issued upon Conversion				909,000			785,000
Preferred shares exchanged				909,000			785,000
Preferred Stock, Shares Outstanding				0